Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2025
Accumulated Other Comprehensive Loss [Abstract]
Schedule of Accumulated Other Comprehensive Loss

As at	March 31, 2025	March 31, 2024
Loss on investments designated as FVTOCI	$24,416	$24,421
Share of loss in associate	2,233	1,449
Loss on currency translation adjustment	36,002	34,175
	$62,651	$60,045